Other Current Liabilities (Tables)	12 Months Ended
May 29, 2011
Other Current Liabilities
Components Of Other Current Liabilities

(in millions)	May 29, 2011	May 30, 2010
Non-qualified deferred compensation plan	$200.1	$158.1
Sales and other taxes	61.5	51.5
Insurance-related	33.6	30.4
Employee benefits	33.8	32.9
Derivative liabilities	23.2	12.1
Accrued interest	14.0	17.7
Miscellaneous	43.1	38.2
Total other current liabilities	$409.3	$340.9